Equity (Details)			6 Months Ended		12 Months Ended
		Oct. 17, 2024 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares		Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 $ / shares shares		Dec. 01, 2023 $ / shares shares	Nov. 16, 2023 USD ($) shares	Sep. 27, 2023 USD ($) $ / shares shares
Equity [Line Items]
Authorized share capital (in Dollars) | $													$ 50,000	$ 50,000
Shares authorized														50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.0001		$ 0.001
Gross proceeds (in Dollars)		$ 6,000,000			$ 5,618,568	$ 4,112,550
Net proceeds (in Dollars) | $		$ 5,300,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Shares authorized			400,000,000	[1]		400,000,000	[1]			400,000,000	[1]		400,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]		$ 0.0001			$ 0.0001				$ 0.0001
Common stock, shares issued			11,500,000	[1]		11,500,000	[1]			10,000,000	[1]	10,000,000
Shares issued completion of IPO		1,500,000
Shares price per share (in Dollars per share) | $ / shares		$ 4
Net proceeds (in Dollars) | $		$ 3,900,000
Holders entitled to exercise vote			one		one	one
Class B Shares [Member]
Equity [Line Items]
Shares authorized			100,000,000	[1]		100,000,000	[1]			100,000,000	[1]		100,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]		$ 0.0001			$ 0.0001				$ 0.0001
Common stock, shares issued			10,000,000	[1]		10,000,000	[1]			10,000,000	[1]	10,000,000
Holders entitled to exercise vote			20		20	20

[1]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.